Significant accounting policies - Estimated useful life of intangible assets (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Software (mostly development costs)
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years	5 years
Dry docking
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years	5 years
Capitalised software development costs | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	5 years	5 years
Capitalised software development costs | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives (in years)	8 years	8 years